Significant accounting policies	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Significant accounting policies

3.	Significant accounting policies

(a)	Basis of consolidation
These consolidated financial statements comprise the financial statements of the Company and its subsidiaries. Control is achieved when the Company is exposed to, or has right to, variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. Specifically, the Company controls the investee, when it has:

•	power over the investee,

•	exposure, or rights to, variable returns from its involvement with the investee, and

•	the ability to use its power over the investee to affect its returns.
The Company reassesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control. Consolidation of a subsidiary begins when the Company obtains control over the subsidiary and ceases when the Company loses control of the subsidiary.
The financial statements of the subsidiaries are prepared for the same reporting period as the parent company, using consistent accounting policies. All intercompany balances, transactions, and dividends are eliminated in full.
The following are the significant subsidiaries included in these financial statements:

	Country of Incorporation	Ownership interest
Name		2022	2021
Copa Airlines	Panama	99.9%	99.9%
AeroRepublica	Colombia	99.9%	99.9%
Oval	British Virgin Islands	100%	100%
LNA	Panama	100%	100%

(b)	Current versus non-current classification
The Company presents assets and liabilities in the statement of financial position based on current/non-current
classification.
An asset is current when it is:

•	expected to be realized or intended to be sold or consumed in the normal operating cycle

•	expected to be realized within twelve months after the reporting period, or

•	cash or cash equivalent, unless restricted.
All other assets are classified as
non-current.
A liability is current when:

•	it is expected to be settled in the normal operating cycle

•	it is due to be settled within twelve months after the reporting period, or

•	there is no unconditional right to defer the settlement of the liability for at least twelve months after the reporting period.
The Company classifies all other liabilities as
non-current.
Deferred tax assets and liabilities are classified as
non-current
assets and liabilities.

(c)	Foreign currencies
The Company’s consolidated financial statements are presented in U.S. dollars, which is the Company’s functional currency. The Company determines the functional currency for each entity, and the items included in the financial statements of each entity are measured using that functional currency.
Transactions and balances
Transactions in foreign currencies are initially recorded by the Company at the respective functional currency spot rates on the date when the transaction first qualifies for recognition.
Monetary assets and liabilities denominated in foreign currencies are translated at the functional currency spot exchange rate at the reporting date.
Non-monetary
items that are measured in terms of historical cost in a foreign currency are translated using the exchange rates at the dates of the initial transactions.
Foreign exchange gains and losses are included in the exchange rate difference line in the consolidated statement of profit or loss for the year.

(d)	Revenue recognition
Revenue is recognized when control of the goods or services is transferred to the customer at an amount that reflects the consideration to which the Company expects to be entitled in exchange for those goods or services. The consideration received or receivable is measured taking into account contractually defined terms of payment and excluding taxes or duties. The following specific recognition criteria must also be met before revenue is recognized:
Passenger revenue
Passenger revenue is primarily composed of passenger ticket sales, frequent flyer miles redeemed and ancillaries revenues associated with a passenger’s flight.

•	Passenger tickets
Passenger revenue from tickets is recognized when transportation is provided or when the ticket expires unused, rather than when a ticket is sold. The amount of passenger ticket sales, not yet recognized as revenue, is reflected under “Air traffic liability” in the consolidated statement of financial position.
In addition, revenue is recognized for tickets that are expected not to be used, the Company performs a monthly liability evaluation using its historical experience with refundable and nonrefundable expired tickets and other facts. A year after the sale is made, actual ticket breakage is removed from “Air Traffic liability” and the provision is reversed.

The unused tickets expire after one year, and any revenue associated with tickets sold for future travel is recognized within 12 months.
Since 2020, in response to
Covid-19
and

for those

tickets which were scheduled to expire before June 2021, the Company established a new commercial policy that extended the tickets expiration to June 30, 2022.
The Company calculated a specific breakage for tickets that were not expected not to be used based on this new commercial policy. As of December 31, 2022, all revenue related to these tickets has been recognized in the consolidated statement of profit or loss.
The Company sells certain tickets with connecting flights with one or more segments operated by its other airline partners. For segments operated by other airline partners, the Company has determined that it is acting as an agent on behalf of the other airlines as they are responsible for their portion of the contract. The Company, as the agent, reduces its “Air traffic liability” when consideration is remitted to those airlines, and recognizes revenue for the net amount representing commission to be retained by the Company for any segments flown by other airlines.
Denied boarding compensation made to customers for voluntarily or involuntarily denied boarding reduces revenue when the voucher is issued to the passenger.

•	Frequent flyer program
The Company’s frequent flyer program objective, is to reward customer loyalty. Members in this program earn miles for travel on Copa Airlines, Star Alliance partners’ airlines and also by purchasing the goods and services of the Company network of non-airline
partners and
co-branded
credit cards. The miles or points earned can be exchanged for flights on Copa or any of other Star Alliance partners’ airlines.
Passenger revenue includes flights redeemed under our frequent flyer program. When a passenger elects to receive Copa’s frequent flyer miles in connection with a flight, the Company recognizes a portion of the tickets sale as revenue when the air transportation is provided and recognizes a deferred liability (Frequent flyer deferred revenue) for the portion of the ticket sale representing the value of the related miles as a separate performance obligation. To determine the amount of revenue to be deferred, the Company estimates and allocates the fair value of the miles that were essentially sold along with the airfare, based on a weighted average ticket value, which incorporates the expected redemption of miles including factors such as redemption pattern, cabin class and geographic region.
A statistical model that estimates the percentages of points that will not be redeemed before expiration is used to estimate breakage. The breakage and the fair value of the miles are reviewed at least annually, and any adjustments are reflected on a prospective basis to passenger revenues.
The Company calculates the short and long-term portion of the frequent flyer deferred revenue, using a model that includes estimates based on the members’ redemption rates projected by management due to clients’ behavior.
Currently, when a member of another carrier frequent flyer program redeems miles on a Copa Airlines flight, those carriers pay to the Company a per mile rate. The rates paid by them depend on the class of service, the flight length, and the availability of the reward and is included in passenger revenues.

•	Ancillaries revenues
Primarily composed of services performed in conjunction with a passenger’s flight, including administrative fees (such as ticket change fees), baggage fees, and other ticket-related fees. These ancillary fees are part of the travel performance obligation and, as such, are recognized as passenger revenue when the travel occurs.
Cargo and mail revenue
Cargo and mail revenue is recognized when the Company provides and completes the shipping services as requested by the client and the risks on the merchandise and goods are transferred.
Other operating revenue
Other operating revenue includes revenue associated with the marketing component of the frequent flyer program. This revenue is comprised of the marketing component of mileage sales to co-branded
card, other partners and other marketing related payments.
The Company sells miles to
non-airline
businesses with which it has marketing agreements. The main contracts to sell miles are related to co-branded
credit card relationships with major banks in the region. The Company determined the selling prices of miles according to a method which allocates consideration based upon the relative selling price of the deliverables. The relative selling price of the deliverables is determined based upon the estimated standalone selling prices of each deliverable in the arrangement and is allocated between the miles sold to the passenger (as described above) and the marketing elements. Revenue allocated to the performance obligations related to, marketing components, is recorded in other operating revenue when miles are delivered.
The remaining amounts included within other revenue are related to lease income, advertising and vacation-related services.

(e)	Cash and cash equivalents
Cash and cash equivalents in the statement of financial position, comprise cash on hand and in banks, money market accounts, and time deposits with original maturities of three months or less from the date of purchase.
The Company evaluates the term and conditions relating to its restricted cash to determine where it should be presented, as current assets in cash and cash equivalents or as non-current
assets in long-term investments.
For the purpose of the consolidated statement of cash flows, cash and cash equivalents consist of cash net of outstanding bank overdrafts, if any. The Company has elected to present the statement of cash flows using the indirect method.
As of December 31, 2022 and 2021, the Company cash position is comprise from cash on hand and in banks.

(f)	Financial instruments
A financial instrument is any contract that gives rise to a financial asset of one entity and a financial liability or equity instrument of another entity.
Financial assets
The Company’s financial assets include cash and cash equivalents, short and long-term investments and accounts receivable.

(i)	Initial recognition and measurement
Financial assets are classified, at initial recognition, as subsequently measured at amortized cost, fair value through other comprehensive income (OCI), and fair value through profit or loss.
The classification of financial assets at initial recognition depends on the financial assets contractual cash flow characteristics and the Company’s business model for managing them. With the exception of accounts receivables that do not contain a significant financing component or for which the Company has applied the practical expedient, the Company initially measures a financial asset at its fair value plus, in the case of a financial asset not at fair value through profit or loss, transaction costs. Accounts receivable that do not contain a significant financing component or for which the Company has applied the practical expedient are measured at the transaction price.
In order for a financial asset to be classified and measured at amortized cost or fair value through OCI, it needs to give rise to cash flows that are ‘solely payments of principal and interest’ (SPPI) on the principal amount outstanding. This assessment is referred to as the SPPI test and is performed at an instrument level.
The Company’s business model for managing financial assets refers to how it manages its financial assets in order to generate cash flows. The business model determines whether cash flows will result from collecting contractual cash flows, selling the financial assets, or both.
All financial assets are recognized on the trade date, which is the date on which the Company becomes a party to the contractual provisions of an instrument.

(ii)	Subsequent measurement
For purposes of subsequent measurement, financial assets are classified in four categories:

•	Financial assets at amortized cost (debt instruments)

•	Financial assets at fair value through OCI with recycling of cumulative gains and losses (debt instruments)

•	Financial assets designated at fair value through OCI with no recycling of cumulative gains and losses upon derecognition (equity instruments)

•	Financial assets at fair value through profit or loss

Financial assets at amortized cost
This category is the most relevant to the Company. The Company measures financial assets at amortized cost if both of the following conditions are met:

•	The financial asset is held within a business model with the objective to hold financial assets in order to collect contractual cash flows; and

•	The contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.
Financial assets at amortized cost are subsequently measured using the effective interest rate (EIR) method and are subject to impairment. Gains and losses are recognized in profit or loss when the asset is derecognized, modified or impaired.
The Company’s financial assets at amortized cost includes the Company’s investments and its receivables.
The Company invests in short-term deposits and bonds with original maturities of more than three months but less than one year, and invests in long-term deposits and bonds with maturities greater than one year. These investments are classified as short and long-term investments, respectively, in the accompanying consolidated statement of financial position.
Accounts receivable are
non-derivative
financial assets with fixed or determinable payments that are not quoted in an active market. These financial instruments are initially recognized and carried at the original invoice amount since recognition of interest under the amortized cost would be immaterial less a provision for impairment.
Financial assets at fair value through OCI (debt instruments)
The Company measures debt instruments at fair value through OCI if both of the following conditions are met:

•	The financial asset is held within a business model with the objective of both holding to collect contractual cash flows and selling; and

•	The contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding
For debt instruments at fair value through OCI, interest income, foreign exchange revaluation and impairment losses or reversals are recognized in the statement of profit or loss and computed in the same manner as for financial assets measured at amortized cost. The remaining fair value changes are recognized in OCI. Upon derecognition, the cumulative fair value change recognized in OCI is recycled to profit or loss.
The Company currently does not have assets classified under this category.
Financial assets designated at fair value through OCI (equity instruments)
Upon initial recognition, the Company may elect to classify irrevocably its equity investments as equity instruments designated at fair value through OCI when they meet the definition of equity under IAS 32
Financial Instruments: Presentation
and are not held for trading. The classification is determined on an instrument-by-instrument
basis.

Gains and losses on these financial assets are never recycled to profit or loss. Dividends are recognized as other income in the statement of profit or loss when the right of payment has been established, except when the Company benefits from such proceeds as a recovery of part of the cost of the financial asset, in which case, such gains are recorded in OCI. Equity instruments designated at fair value through OCI are not subject to impairment assessment.
The Company currently does not have assets classified under this category.
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss include financial assets held for trading, financial assets designated upon initial recognition at fair value through profit or loss, or financial assets mandatorily required to be measured at fair value. Financial assets are classified as held for trading if they are acquired for the purpose of selling or repurchasing in the near term. Derivatives, including separated embedded derivatives, are also classified as held for trading unless they are designated as effective hedging instruments. Financial assets with cash flows that are not solely payments of principal and interest are classified and measured at fair value through profit or loss, irrespective of the business model. Notwithstanding the criteria for debt instruments to be classified at amortized cost or at fair value through OCI, as described above, debt instruments may be designated at fair value through profit or loss on initial recognition if doing so eliminates, or significantly reduces, an accounting mismatch.
Financial assets at fair value through profit or loss are carried in the statement of financial position at fair value with net changes in fair value recognized in the statement of profit or loss.

(iii)	Derecognition
A financial asset is derecognized when:

•	the rights to receive cash flows from the asset have expired, or

•
the Company has transferred its rights to receive cash flows from the asset or has assumed an obligation to pay the received cash flows in full without material delay to a third party under a “pass-through” arrangement, and either (a) the Company has transferred substantially all the risks and rewards of the asset, or (b) the Company has neither transferred nor retained substantially all the risks and rewards of the asset, but has transferred control of the asset.

When the Company has transferred its rights to receive cash flows from an asset or has entered into a pass-through arrangement, it evaluates, if and to what extent, it has retained the risks and rewards of ownership. When it has neither transferred nor retained substantially all the risks and rewards of the asset nor transferred control of the asset, the asset is recognized to the extent of the Company’s continuing involvement in the asset. In that case, the Company also recognizes an associated liability. The transferred asset and the associated liability are measured on a basis that reflects the rights and obligations that the Company has retained.

(iv)	Impairment of financial assets
The Company recognizes an allowance for expected credit losses (ECLs) on financial asset measured at amortized cost. Loss allowance for financial assets are deducted from the gross carrying amount on the assets.

ECLs are based on the difference between the contractual cash flows due in accordance with the contract and all the cash flows that the Company expects to receive, discounted at an approximation of the original effective interest rate.
ECLs are recognized in two stages. For credit exposures for which there has not been a significant increase in credit risk since initial recognition, ECLs are provided for credit losses that result from default events that are possible within the next
12-months
(a
12-month
ECL). For those credit exposures for which there has been a significant increase in credit risk since initial recognition, a loss allowance is required for credit losses expected over the remaining life of the exposure, irrespective of the timing of the default (a lifetime ECL).
Both, lifetime ECLs and
12-month
ECLs, are calculated on either an individual basis or a collective basis, depending on the nature of the underlying portfolio of financial instruments.
The Company has established a policy to perform an assessment, at the end of each quarterly reporting period, of whether a financial instrument’s credit risk has increased significantly since initial recognition, by considering the change in the risk of default occurring over the remaining life of the financial instrument.
For accounts receivables the Company applies a simplified approach in calculating ECLs. Therefore, the Company does not track changes in credit risk, but instead recognizes a loss allowance based on lifetime ECLs at each quarterly reporting date.
The Company has established a provision matrix to measure ECLs. Loss rates are calculated using a ‘roll rate’ method based on the probability of a receivable progressing through successive stages of delinquency to write-off.
To measure the ECLs, trade receivables have been grouped based on shared credit risk characteristics and the day past due.
Loss rates are based on actual credit loss experience over the last 12 months and adjusted for forward-looking factors specific to the debtors and the economic environment over the expected life of the receivables.
A financial asset is written off when there is no reasonable expectation of recovering the contractual cash flows. The Company considers that there are no realistic prospects of recovery of the asset if any of the following indicators are present:

•	the debtor is in a state of permanent disability

•	the Company has exhausted all legal and/or administrative recourse

•	where the account exceeds one year without decreases

•	when there are no documents establishing the debt
Losses arising from impairment are recognized under “Other operating and administrative expenses” in the consolidated statement of profit or loss.

Financial liabilities

(i)	Initial recognition and measurement
Financial liabilities are classified, at initial recognition, as financial liabilities at fair value through profit or loss, loans and borrowings, payables, or derivatives designated as hedging instruments in an effective hedge, as appropriate.
All financial liabilities are recognized initially at fair value and, in the case of loans and borrowings and payables, net of directly attributable transaction costs.
The Company’s financial liabilities include trade and other payables and loans and borrowings including bank overdrafts, and derivative financial instruments.

(ii)	Subsequent measurement
For purposes of subsequent measurement, financial liabilities are classified in two categories:

•	Financial liabilities at fair value through profit or loss

•	Financial liabilities at amortized cost (loans and borrowings)
Financial liabilities at fair value through profit or loss
Financial liabilities at fair value through profit or loss include financial liabilities held for trading and financial liabilities designated upon initial recognition as at fair value through profit or loss.
Financial liabilities are classified as held for trading if they are incurred for the purpose of repurchasing in the near term. This category also includes derivative financial instruments entered into by the Company that are not designated as hedging instruments in hedge relationships as defined by IFRS 9. Separated embedded derivatives are also classified as held for trading unless they are designated as effective hedging instruments.
Gains or losses on liabilities held for trading are recognized in the statement of profit or loss.
Financial liabilities at amortized cost (loans and borrowings)
Subsequent to initial recognition, all borrowings and loans are measured at amortized cost using the EIR method. Gains and losses are recognized in the consolidated statement of profit or loss when the liabilities are derecognized as well as through the EIR amortization process.
Amortized cost is calculated by taking into account any discount or premium on acquisition and fees or costs that are an integral part of the EIR. The EIR amortization is included under finance cost in the consolidated statement of profit or loss.

(iii)	Derecognition
Financial liabilities are derecognized when the obligation under the liability is discharged, cancelled, or expire. When an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as a derecognition of the original liability and the recognition of a new liability, and the difference in the respective carrying amounts is recognized in the consolidated statement of profit or loss.

Offsetting of financial instruments
Financial assets and financial liabilities are offset and the net amount presented in the consolidated statement of financial position when, and only when, the Company has a legally enforceable right to set off the recognized amounts and it intends either to settle them on a net basis or to realize the asset and settle the liability simultaneously. The legally enforceable right must not be contingent on future events and must be enforceable in the ordinary course of business and in the event of default, insolvency or bankruptcy of the Company or the counterparty.
Derivative financial instruments and hedging activities
Derivative instruments are initially recognized at fair value on the date on which a derivative contract is entered into and are subsequently remeasured at their fair value.
Derivatives are carried as financial assets when the fair value results in a right to the Company and as financial liabilities when the fair value results in an obligation. The accounting for changes in value depends on whether the derivative is designated as a hedging instrument, and if so, the classification of the hedge.
For hedge accounting purposes, hedges are classified into:

•	Fair value hedges when hedging the exposure to changes in the fair value of a recognized asset or liability or an unrecognized firm commitment

•
Cash flow hedges when hedging the exposure to variability in cash flows that is either attributable to a particular risk associated with a recognized asset or liability or a highly probable forecast transaction or the foreign currency risk in an unrecognized firm commitment

•	Hedges of a net investment in a foreign operation.
At the inception of a hedge relationship, the Company formally designates and documents the hedge relationship to which it wishes to apply hedge accounting and the risk management objective and strategy for undertaking the hedge.
The documentation includes identification of the hedging instrument, the hedged item, the nature of the risk being hedged and how the Company will assess whether the hedging relationship meets the hedge effectiveness requirements. A hedging relationship qualifies for hedge accounting if it meets all of the following effectiveness requirements:

•	There is ‘an economic relationship’ between the hedged item and the hedging instrument.

•	The effect of credit risk does not ‘dominate the value changes’ that result from that economic relationship.

•
The hedge ratio of the hedging relationship is the same as that resulting from the quantity of the hedged item that the Company actually hedges and the quantity of the hedging instrument that the Company actually uses to hedge that quantity of hedged item.

As of December 31, 2022 and 2021, the Company does not have financial instruments designated under hedge accounting.

(g)	Impairment of non - financial assets
The Company assesses at each reporting date whether there is an indication that an asset or its cash-generating unit (CGU) may be impaired. If any such indication exists, or when annual impairment testing for an asset is required, the Company estimates the asset’s or CGU’s recoverable amount. The recoverable amount is the higher of an asset’s or its CGU’s fair value less costs to sell and its value in use. The recoverable amount is determined for an individual asset, unless the asset does not generate cash inflows that are largely independent of those from other assets or group of assets. When the carrying amount of an asset or CGU exceeds its recoverable amount, the asset is considered impaired and is written down to its recoverable amount.
In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax
discount rate that reflects current market assessments of the time value of money and the risks specific to the asset for which the estimates of future cash flows have not been adjusted.
Impairment losses of continuing operations, including impairment on inventories, are recognized under “Impairment of non-financial
assets” in the consolidated statement of profit or loss.
For assets, excluding goodwill, an assessment is made at each reporting date to determine whether there is any indication that previously recognized impairment losses no longer exist or may have decreased. If such indication exists, the Company estimates the asset’s or CGU’s recoverable amount.
A previously recognized impairment loss is reversed only if there has been a change in the assumptions used to determine the asset’s recoverable amount since the last impairment loss was recognized. The reversal is limited so that the carrying amount of the asset does not exceed its recoverable amount, nor exceed the carrying amount that would have been determined, net of depreciation, had no impairment loss been recognized for the asset in prior years. Such reversal is recognized in the statement of profit or loss.

(h)	Senior convertible notes
Senior convertible notes are classified as hybrid instruments that comprise a debt host contract for the interest and principal payments plus a derivative instrument for the conversion option.
The initial carrying amount of the
non-derivative
host contract is the difference between the fair value minus transaction costs of the hybrid instrument and the fair value of the embedded derivative. Under this approach, all of the transaction costs are always allocated to and deducted from the carrying amount of the non-derivative
host contract on initial recognition.
After initial recognition, the debt host contract would be measured at amortized cost, and the derivative liability, not being closely related to the debt host contract, would be measured at fair value through profit or loss.

(i)	Expendable parts and supplies
Expendable parts and supplies for flight equipment are carried at the lower of the average acquisition cost or replacement cost, and are expensed when used in operations. The replacement cost is the estimated purchase price in the ordinary course of business.

(j)	Passenger traffic commissions
Passenger traffic commissions are recognized as expense when transportation is provided and the related revenue is recognized. Passenger traffic commissions paid but not yet recognized as expense are included under “Prepaid expenses” in the accompanying consolidated statement of financial position.

(k)	Property and equipment
Property and equipment comprise mainly airframe, engines, and other related flight equipment. All property and equipment are stated at cost, net of accumulated depreciation and accumulated impairment losses, if any.
When a major maintenance inspection or overhaul cost is embedded in the initial purchase cost of an aircraft, the Company estimates the carrying amount of the component. These initial built-in
maintenance assets are depreciated over the estimated time period until the first maintenance event is performed. The cost of major maintenance events completed after the aircraft acquisition are capitalized and depreciated over the estimated time period until the next major maintenance event. The remaining value of the previously capitalized component if any, is charged to expense upon completion of the subsequent maintenance event.
The Company recognizes the depreciation on a straight-line basis which for some aircraft components is akin to depreciation based on use, over the estimated useful life of the assets. Depreciation is recognized in the consolidated statement of profit or loss from the date the property, and equipment is installed and ready for use.

Property and equipment	Estimate useful life (years)	Residual Value
Flight equipment (*)
Airframe and core engines	27	15%
Major maintenance events	3-16	—
Convertion to freighter	Lesser of 10 years and remaining useful life of the aircraft
Cabin refurbishment	Lesser of remaining useful life of the aircraft and estimated useful life of the refurbishment
Ramp and miscellaneous
Ground equipment	10	—
Furniture, fixture, equipment and other	5-10	—
Leasehold improvements	Lesser of remaining lease term and estimated useful life of the leasehold improvement	—
(*) Estimates for Boeing 737-700 fleet may differ , see note 13.

An item of property and equipment and any significant part initially recognized is derecognized upon disposal or when no future economic benefits are expected from its use or disposal. Any gain or loss arising on derecognition of the asset (calculated as the difference between the net disposal proceeds and the carrying amount of the asset) is included in the statement of profit or loss when the asset is derecognized.
The costs of major maintenance events for leased aircraft are capitalized and depreciated over the shorter of the scheduled usage period to the next major inspection event or the remaining life of lease term (as appropriate), the remaining value of the previously capitalized maintenance or the right-of-use
asset (“ROU”) component if any, is charged to expense upon completion of the subsequent maintenance event.
The residual values, useful lives, and methods of depreciation of property and equipment are reviewed at each financial year-end
and adjusted prospectively, if appropriate.
The land owned by the Company is recognized at cost less any accumulated impairment.

(l)	Leases
At inception of a contract, the Company assesses whether the contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. To assess whether a contract, conveys the right to control the use of an identified asset, the Company assesses whether:

•	The Company has the right to obtain substantially all of the economic benefits from use of the identified asset; and

•	The Company has the right to direct the use of the identified asset.
The Company as a lessee
At the commencement date, the Company recognizes a ROU and a lease liability.
The ROU is measured at cost and comprises:

•	the amount of the initial measurement of the lease liability,

•	any lease payments made at or before the commencement date, less any lease incentives received;

•	any initial direct costs incurred by the lessee; and

•
an estimate of costs to be incurred by the lessee in dismantling and removing the underlying asset, restoring the site on which it is located or restoring the underlying asset to the condition required by the terms and conditions of the lease, unless those costs are incurred to produce inventories. The Company incurs the obligation for those costs either at the commencement date or as a consequence of having used the underlying asset during a particular period.

The ROU is subsequently depreciated using the straight line method from the commencement date to the earlier of the end of the useful life of the ROU or component, or lease term. The estimated useful life of ROU is determined of the same basis of owned property and equipment.

At inception or on reassessment of a contract that contains a lease component, the Company allocates the consideration in the contract to each lease component on the basis of their relative stand-alone prices.
The ROU assets are also subject to impairment. Refer to the accounting policies in section (g) impairment of non-financial
assets.
In this regard, the Company applies the following, by class of underlying asset:

•	for the leases of real estate, the Company has elected to separate non-lease components.

•
for aircraft leases, the value of major maintenance inspection or overhaul embedded in the aircraft is recognized as a separated component and is depreciated over the estimated time period until the first maintenance event is performed or the remaining life of lease term (as appropriate) which ever is shorter.

The lease liability, is initially measured at the present value of the lease payments that are not paid at that date, discounted using the interest rate implicit in the lease, if that rate can be readily determined or the lessee’s incremental borrowing rate.
The lease payments included in the measurement of the lease liability comprise:

•	fixed payments (including in-substance fixed payments), less any lease incentives receivable;

•	variable lease payments that depend on an index or a rate, initially measured using the index or rate as at the commencement date;

•	amounts expected to be payable by the lessee under residual value guarantees;

•	the exercise price of a purchase option if the lessee is reasonably certain to exercise that option; and

•	payments of penalties for terminating the lease, if the lease term reflects the lessee exercising an option to terminate the lease.
Variable lease payments that do not depend on an index or a rate are recognized as lease expenses in the period in which the event or condition that triggers the payment occurs, under “Other operating and administrative expenses” in the consolidated statement of profit or loss.
The lease liability is measured at amortized cost using the effective interest method. It is remeasured when there is a change in future lease payments arising from a change in an index or a rate, if there is a change in the Company’s estimated amount expected to be payable under a residual value guarantee or if the Company changes its assessment of whether it will exercise a purchase, extension or termination option.
When the lease liability is remeasured in this way, a corresponding adjustment is made to the carrying amount of the ROU, or is recorded in profit or loss if the carrying amount of ROU has been reduced to zero.
Financing arrangements where is certain that the asset will be purchased at the end of the lease term, are “in substance purchases” and not leases, in those cases, the related liability is considered a financial liability under IFRS 9 and the asset, as property and equipment, according to IAS 16.

The Company has elected not to recognize ROU and lease liabilities for short-term leases that have a lease term of 12 months or less and leases of low value assets. The Company recognizes the lease payments associated with these leases as an expense on a straight-line basis over the lease term as “Other operating and administrative expenses” in the consolidated statement of profit or loss.
The Company as lessor
When assets are leased under operating leases, the asset is included in the consolidated statement of financial position according to its nature. Revenue from operating leases is recognized over the lease term on a straight-line basis as part of other operating revenue.
Initial direct costs incurred by the Company in negotiating and arranging an operating lease are added to the carrying amount of the leased asset and recognized as an expense over the lease term on the same basis as the related lease income.
Sale and leaseback transactions
The Company enters into transactions whereby an asset is sold and subsequently lease back.
The Company applies the IFRS 15 requirements for determining whether the transfer of an asset is accounted for as a sale.
If the transfer of an asset by the seller-lessee satisfies the requirements of IFRS 15 to be accounted for as a sale of the asset:

•	The seller-lessee measures the ROU at the proportion of the previous carrying amount that relates to the ROU retained by the seller-lessee; and

•	The buyer-lessor shall account for the purchase applying the appropriate standards and for the lease applying IFRS 16.
Where either the sale is below fair value or the leasing arrangement below market rates, adjustments are required to measure the proceeds at fair value.
Below market terms are to be accounted for as a prepayment of lease payments and above market terms shall be accounted for as additional financing provided by the buyer to the seller.
The adjustment must be measured with reference to the more determinable of the the difference between the consideration for the sale and the fair value of the asset or the difference between the present value of the contractual lease payments and the the present value of payments for the lease at market rates.
If the transaction does not meet the sale recognition requirements of IFRS 15:

•
the seller-lessee shall continue to recognize the transferred asset and shall recognize a financial liability equal to the transfer proceeds. It shall account for the financial liability applying IFRS 9.

•	the buyer-lessor shall not recognize the transferred asset and shall recognize a financial asset equal to the transfer proceeds. It shall account for the financial asset applying IFRS 9.

(m)	Intangible assets
Goodwill
Goodwill is initially measured at cost, being the excess of the aggregate of the consideration transferred over the net identifiable assets acquired and liabilities assumed of the acquired subsidiary at the date of acquisition.
After initial recognition, goodwill is measured at cost less any accumulated impairment losses. For the purpose of impairment testing, goodwill acquired in a business combination is, from the acquisition date, allocated to each of the Company’s CGU or group of CGU’s that are expected to benefit from the combination, irrespective of whether other assets or liabilities of the acquiree are assigned to those units. When the recoverable amount of the CGU is less than its carrying amount, an impairment loss is recognized. Impairment losses relating to goodwill cannot be reversed in future periods.
Other intangible assets
Intangible assets acquired separately are measured on initial recognition at cost. The cost of intangible assets acquired in a business combination is their fair value at the date of acquisition. Following initial recognition, intangible assets are carried at cost less any accumulated amortization and accumulated impairment losses. Internally generated intangible assets, excluding capitalized development costs, are not capitalized and the expenditure is reflected in the consolidated statement of profit or loss in the year in which the expenditure is incurred.
The useful lives of intangible assets are assessed as either finite or indefinite.
Intangible assets with finite lives are amortized over their useful economic life and assessed for impairment whenever there is an indication that the intangible asset may be impaired. The amortization period and amortization method for an intangible asset with a finite useful life are reviewed at least at the end of each reporting period. Changes in the expected useful life or the expected pattern of consumption of future economic benefits embodied in the asset are considered to modify the amortization period or method, as appropriate, and are treated as changes in accounting estimates. The amortization expense on intangible assets with finite life is recognized in the consolidated statement of profit or loss as the expense category that is consistent with the function of the intangible assets.
Intangible assets with indefinite useful life are not amortized but are tested for impairment at least annually, either individually or at the CGU level. The assessment of indefinite life is reviewed annually to determine whether the indefinite life continues to be supportable. If not, the change in useful life from indefinite to finite is made on a prospective basis.
Gains and losses arising from the derecognition of an intangible asset are measured as the difference between the net disposal proceeds and the carrying amount of the asset and are recognized in the consolidated statement of profit or loss when the asset is derecognized.

The Company’s intangible assets and the policies applied are summarized as follows:

•	Licenses and software rights
Acquired computer software licenses are capitalized on the basis of the costs incurred to acquire and bring to use the specific software. These costs are amortized using the straight-line method over their estimated useful life (from three to eight years) and the amortization is recognized in the consolidated statement of profit or loss. Costs associated with maintaining computer software programs are recognized as an expense as incurred.
Costs that are directly associated with the production of identifiable and unique software products controlled by the Company and that are estimated to generate economic benefits exceeding costs beyond one year, are recognized as intangible assets. Direct costs include the software development employee costs and an appropriate portion of relevant overheads. These costs are amortized using the straight-line method over their estimated useful life (from five to fifteen years).

(n)	Taxes
Income tax expense
Income tax expense comprises current and deferred tax. It is recognized in profit or loss except when related to the items recognized directly in equity or in other comprehensive income (“OCI”).

•	Current income tax
The Company pays taxes in the Republic of Panama and in other countries in which it operates, based on regulations in effect in each respective country.
Revenue arises principally from foreign operations, and according to the Panamanian Tax Code, these foreign operations are not subject to income tax in Panama.
The Panamanian tax code for the airline industry states that tax is based on net income earned for passenger traffic with origin or final destination in the Republic of Panama. The applicable tax rate is currently 25%. Additionally, entities with annual taxable income over one million five hundred thousand dollars, must pay income tax on the greater of:

•	Net taxable income calculated by the traditional method, or

•	Net taxable income resulting from applying four-point sixty-seven percent (4.67%) to the total taxable income (alternative method “CAIR”).
In the event that, due to income tax, the taxpayer incurs in losses or that the effective rate is higher than 25%, the taxpayer may submit a request to the authorities for the non-application
of the alternative method and in its effective that the payment of income tax is accepted on the traditional basis.
Dividends from the Panamanian subsidiaries are separately subject to a 10% withholding tax on the portion attributable to Panamanian sourced income and a 5% withholding tax on the portion attributable to foreign sourced income.
The Company is also subject to local tax regulations in each of the other jurisdictions where it operates, the great majority of which are related to income taxes.

Current income tax assets and liabilities are measured at the amount expected to be recovered from or paid to the taxation authorities. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted, at the reporting date in the countries where the Company operates and generates taxable income.
Management periodically evaluates positions taken in the tax returns with respect to situations in which applicable tax regulations are subject to interpretation and establishes provisions when appropriate.

•	Deferred tax
Deferred tax is calculated using the liability method on temporary differences between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes at the reporting date.
Deferred tax assets are recognized for all deductible temporary differences, the carry forward of unused tax credits and unused tax losses. Deferred tax assets are recognized to the extent that it is probable that taxable profit will be available against which the deductible temporary differences and the carry forward of unused tax credits and unused tax losses can be utilized, except:

•
when the deferred tax asset relating to the deductible temporary difference arises from initial recognition of an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither accounting profit nor taxable profit or loss.

•
in respect of deductible temporary differences associated with investments in subsidiaries, associates, and interests in joint ventures, deferred tax assets are recognized only to the extent that it is probable that the temporary differences will reverse in the foreseeable future and taxable profit will be available against which the temporary differences can be utilized.

The carrying amount of deferred tax assets is reviewed at each reporting date and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred tax asset to be utilized. Unrecognized deferred tax assets are reassessed at each reporting date and are recognized to the extent that it has become probable that future taxable profits will allow the deferred tax asset to be recovered.
Deferred tax liabilities are recognized for all taxable temporary differences, except:

•
when the deferred tax liability arises from the initial recognition of goodwill or an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither accounting profit nor taxable profit or loss.

•
in respect of taxable temporary differences associated with investments in subsidiaries, associates, and interests in joint ventures, when the timing of the reversal of the temporary differences can be controlled and it is probable that the temporary differences will not reverse in the foreseeable future.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the year when the asset is realized or the liability settled, based on tax rates (and tax laws) that have been enacted or substantively enacted at the reporting date.

Deferred tax relating to items recognized outside profit or loss is recognized outside profit or loss. Deferred tax items are recognized in correlation to the underlying transaction either in other comprehensive income or directly in equity.
Deferred tax assets and deferred tax liabilities are offset, if a legally enforceable right exists to set off current tax assets against current income tax liabilities and the deferred taxes relate to the same taxable entity and the same taxation authority.

•	Ticket taxes
The Company is required to charge certain taxes and fees on its passenger tickets. These taxes and fees include transportation taxes, airport passenger facility charges, and certain governmentally imposed airport arrival and departure taxes. These taxes and fees are legal assessments on the customer. Since the Company has a legal obligation to act as a collection agent with respect to these taxes and fees, such amounts are not included in passenger revenue. The Company records a liability when these amounts are collected and derecognizes the liability when payments are made to the applicable government agency or operating carrier.

•	Global minimum tax
On 8 October 2021, 136 countries, including Panama, reached an agreement for a two-pillar
approach to international tax reform. Amongst other things, Pillar One proposes a reallocation of a proportion of tax to market jurisdictions, while the Pillar Two Global anti-Base Erosion rules (“GloBE Rules”) propose four new taxing mechanisms under which multinational enterprises (“MNEs”) would pay a minimum level of tax (“Minimum Tax”): the Subject to Tax Rule is a tax treaty-based rule that generally proposes a Minimum Tax on certain cross-border intercompany transactions that otherwise are not subject to a minimum level of tax; the Income Inclusion Rule (“IIR”); the Under Taxed Payments Rule (“UTPR”); and the Qualified Domestic Minimum
Top-up
Tax (“QDMT”) generally propose a Minimum Tax
of 15
% on the income arising in each jurisdiction in which an MNE operates. The Company expects implement these new rules by 2024.
Under IAS 12
Income Tax
, a new tax law is effective when it is enacted or substantively enacted in a particular jurisdiction. The Company as MNE is monitoring the regulatory developments in respect of (substantive) enactment of the GloBE Rules in all of the jurisdictions where its operates either through wholly- or partially owned subsidiaries and, permanent establishments. At the date when the financial statements were authorized for issue, none of the jurisdictions in which the Company operates had enacted or substantively enacted the tax legislation related to the top-up
tax.
At December 31, 2022, the Company did not have sufficient information to determine the potential quantitative impact. The impact of changes in corporate tax rates on the measurement of tax assets and liabilities depends on the nature and timing of the legislative changes in each country.

(o)	Borrowing costs
Borrowing costs directly attributable to the acquisition, construction, or production of any qualifying asset, that necessarily takes a substantial period of time to get ready for its intended use or sale, are capitalized as part of the cost of the asset during that period of time.
Other borrowing costs are expensed in the period in which they occur. Borrowing costs consist of interest and other costs that an entity incurs in connection with the borrowing of funds.

(p)	Provisions
Provisions for costs, including restitution, restructuring and legal claims and assessments are recognized when:

•	the Company has a present legal or constructive obligation as a result of past events;

•	it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation; and the amount of obligation can be reliably estimated.
When the Company expects some or all of a provision to be reimbursed, for example, under an insurance contract, the reimbursement is recognised as a separate asset, but only when the reimbursement is virtually certain. The expense relating to a provision is presented in the statement of profit or loss net of any reimbursement.
For aircraft leases, the Company is contractually obliged to return the aircraft in a defined condition. The Company accrues a provision for return conditions which are based on the usage of leased aircraft throughout the duration of the lease.
Return conditions are based on the net present value of the estimated costs of returning the aircraft and are recognized in the consolidated statement of profit or loss under “Maintenance, materials and repairs”. These costs are reviewed annually and adjustments, if any, are recognized prospectively over the remaining lease term.

(q)	Employee benefits
Defined benefit plan
The Company has a defined benefit plan in accordance with Panamanian law, which requires contributions to be made to a separately administered fund.
The calculation of the defined benefit obligation is performed annually by a qualified actuary using the projected unit credit actuarial cost method (PUC).
Remeasurements of the net defined benefit liability, which comprises actuarial gains and losses, the return on plan assets and the effect of the asset ceiling (if any), are recognized immediately in other comprehensive income. The Company determines the net interest by applying the discount rate to the net defined benefit liability or asset. The Company recognizes the following changes in the net defined benefit obligation in the consolidated statement of profit or loss.
Share-based payments
Employees (including senior executives) of the Company receive compensation in the form of share-based payment transactions, whereby employees render services as consideration for equity instruments (equity-settled transactions).
The cost of equity-settled transactions is recognized, together with a corresponding increase in additional paid in capital in equity, over the period in which the performance and/or service conditions are fulfilled. The cumulative expense recognized for equity-settled transactions at each reporting date until the vesting date reflects the extent to which the vesting period has expired and the Company’s best estimate of the number of equity instruments that will ultimately vest. Expense or credit for a period represents the movement in cumulative expense recognized as of the beginning and end of that period and is recognized under “Wages, salaries, benefits and other employees’ expenses” expense in the consolidated statement of profit or loss (note 25).

Termination benefits
Termination benefits are payable when employment is terminated by the Company before the normal retirement date, or whenever an employee accepts voluntary redundancy in exchange for these benefits.
The Company recognizes termination benefits when it is demonstrably committed to either terminating the employment of current employees according to a detailed formal plan without realistic possibility of withdrawal, or providing termination benefits as a result of an offer made to encourage voluntary redundancy.

(r)	Non-current assets held for sale and discontinued operations
The Company classifies
non-current
assets and disposal groups as held for sale if their carrying amounts will be recovered principally through a sale transaction rather than through continuing use.
Non-current
assets and disposal groups classified as held for sale are measured at the lower of their carrying amount and fair value less costs to sell. Costs to sell are the incremental costs directly attributable to the disposal of an asset (disposal group), excluding finance costs and income tax expense.
The criteria for held for sale classification is regarded as met only when the sale is highly probable and the asset or disposal group is available for immediate sale in its present condition. Actions required to complete the sale should indicate that it is unlikely that significant changes to the sale will be made or that the decision to sell will be withdrawn. Management must be committed to the plan to sell the asset and the sale expected to be completed within one year from the date of the classification.
Property and equipment and intangible assets are not depreciated or amortized once classified as held for sale.
If the Company has classified an asset as held for sale, but the criteria for held for sale classification is no longer met, the Company shall cease to classify the asset as held for sale.
The Company shall measure a non-current asset that ceases to be classified as held for sale at the lower of:

i)
its carrying amount before the asset was classified as held for sale, adjusted for any depreciation, amortization or revaluations that would have been recognized had the asset not been classified as held for sale, and

ii)
its recoverable amount at the date of the subsequent decision not to sell or distribute. The recoverable amount of the asset is the higher between its fair value less costs to sell and its value in use.

All the financial statements include amounts for continuing operations. Additional disclosures about assets held for sale are provided in note 13.